Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Institutional | BlackRock GA Disciplined Volatility Equity Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	12.52%	17.54%	(12.31%)	17.16%	11.52%	19.54%	(6.14%)